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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-10377

Registrant Name:	PIMCO Municipal Income Fund

Address of Principal Executive Offices:	1345 Avenue of the Americas,
New York, NY 10105

Name and Address of Agent for Service:	Lawrence G. Altadonna
1345 Avenue of the Americas,
New York, NY 10105

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	April 30, 2009

Date of Reporting Period:	January 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
PIMCO Municipal Income Fund Schedule of Investments
January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

MUNICIPAL BONDS & NOTES—89.3%
	Alabama—2.7%
$2,500	Birmingham Baptist Medical Centers Special Care Facs. Financing Auth. Rev., 5.875%, 11/15/24, Ser. A	Baa1/NR	$1,829,475
8,000	Huntsville Health Care Auth. Rev.,
	5.75%, 6/1/31, Ser. A, (Pre-refunded @ $101, 6/1/11) (c)	A2/NR	8,835,520
	Huntsville-Redstone Village Special Care Facs. Financing Auth. Rev.,
250	5.50%, 1/1/28	NR/NR	165,000
885	5.50%, 1/1/43	NR/NR	522,672
1,350	Montgomery Medical Clinic Board Jackson Hospital & Clinic, Rev., 5.25%, 3/1/31	Baa2/BBB-	928,017

			12,280,684

	Alaska—1.9%
3,280	Boro of Matanuska-Susitna Rev.,
	Goose Creek Correctional Center, 6.00%, 9/1/32	Aa2/NR	3,431,438
900	Industrial Dev. & Export Auth. Boys & Girls Home Rev.,
	6.00%, 12/1/36	NR/NR	529,290
	Northern Tobacco Securitization Corp. Rev.,
2,400	5.00%, 6/1/46, Ser. A	Baa3/NR	1,257,288
3,000	5.50%, 6/1/29, (Pre-refunded @ $100, 6/1/11) (c)	Aaa/AAA	3,281,790

			8,499,806

	Arizona—3.8%
5,000	Apache Cnty. Industrial Dev. Auth. Pollution Control Rev.,
	Tucson Electric Power Co., 5.875%, 3/1/33	Baa3/BBB-	3,842,100
	Health Facs. Auth. Rev.,
600	Banner Health, 5.50%, 1/1/38, Ser. D	NR/AA-	563,676
2,750	Beatitudes Campus, 5.20%, 10/1/37	NR/NR	1,616,257
4,150	Pima Cnty. Industrial Dev. Auth. Rev.,
	Tucson Electric Power, 6.375%, 9/1/29, Ser. A	Baa3/BBB-	3,478,198
5,000	Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/39, Ser. A (l)	Aa1/AA	4,856,250
4,200	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	A2/AA-	2,687,874

			17,044,355

	Arkansas—0.4%
8,500	Arkansas Dev. Finance Auth. Rev., zero coupon, 7/1/36, (AMBAC)	Aa3/NR	1,797,325

	California—6.5%
	Golden State Tobacco Securitization Corp. Rev., Ser. A-1
6,000	5.00%, 6/1/33	Baa3/BBB	3,693,360
10,000	6.75%, 6/1/39, (Pre-refunded @ $100, 6/1/13) (c)	NR/AAA	11,921,700
300	State, GO, 5.00%, 6/1/37	A1/A+	266,742
	Statewide Community Dev. Auth. Rev.,
1,000	Catholic Healthcare West, 5.50%, 7/1/31, Ser. E	A2/A	892,770
	Methodist Hospital (FHA)(e),
2,600	6.625%, 8/1/29	Aa2/AA	2,666,144
9,500	6.75%, 2/1/38	Aa2/AA	9,736,645

			29,177,361

	Colorado—3.3%
500	Confluence Metropolitan Dist. Rev., 5.45%, 12/1/34	NR/NR	290,730
1,000	Denver Health & Hospital Auth. Healthcare Rev., 6.00%, 12/1/23, Ser. A,
	(Pre-refunded @ $100, 12/1/11) (c)	NR/NR	1,120,150

PIMCO Municipal Income Fund Schedule of Investments
January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Colorado (continued)
$12,400	Health Facs. Auth. Rev., Liberty Heights, zero coupon, 7/15/24	Aaa/AAA	$5,995,524
4,940	Northwest Parkway Public Highway Auth. Rev., 7.125%, 6/15/41, Ser. D, (Pre-refunded @ $102, 6/15/11) (c)	NR/NR	5,354,515
500	Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38	A2/A+	412,955
1,500	Univ. of Colorado Rev., 5.375%, 6/1/38, Ser. A	Aa3/AA-	1,521,855

			14,695,729

	Connecticut—0.2%
1,000	State Dev. Auth. Pollution Control Rev., 5.85%, 9/1/28	Baa1/BBB	913,070

	District of Columbia—1.4%
2,500	Dist. of Columbia Rev., Brookings Institution, 5.75%, 10/1/39 (e)	NR/NR	2,481,950
4,600	Tobacco Settlement Financing Corp. Rev., 6.25%, 5/15/24	Baa3/BBB	3,855,306

			6,337,256

	Florida—2.8%
905	Beacon Lakes Community Dev. Dist., Special Assessment, 6.00%, 5/1/38, Ser. A	NR/NR	532,276
3,900	Board of Education, GO, 5.00%, 6/1/38, Ser. D (e)(l)	Aa1/AAA	3,743,376
1,750	Highlands Cnty. Health Facs. Auth. Rev., Adventist/Sunbelt Health System, 6.00%, 11/15/31, Ser. A, (Pre-refunded @ $101, 11/15/11) (c)	NR/NR	1,973,755
500	Lee Cnty. Industrial Dev. Auth. Rev., 5.375%, 6/15/37, Ser. A	NR/BB	278,335
5,685	State Board of Governors Rev., Florida Univ., 6.50%, 7/1/33	Aa2/AA	5,965,157

			12,492,899

	Georgia—0.3%
2,300	Medical Center Hospital Auth. Rev., 5.25%, 7/1/37	NR/NR	1,353,228

	Hawaii—1.6%
6,935	City & Cnty. of Honolulu Sewer Rev., 5.00%, 7/1/23, (MBIA-FGIC)	A1/AA	6,974,946

	Illinois—8.0%
	Chicago, GO,
5,000	5.00%, 1/1/34, Ser. C (l)	Aa3/AA-	4,767,050
2,935	5.375%, 1/1/34, Ser. A (FGIC)	Aa3/AA-	2,865,969
10,115	Chicago Board of Education School Reform, GO, zero coupon, 12/1/31, Ser. A (MBIA-FGIC)	A1/AA	2,282,146
	Educational Facs. Auth. Rev., Univ. of Chicago,
190	5.25%, 7/1/41	Aa1/AA	189,111
80	5.25%, 7/1/41, (Pre-refunded @ $101, 7/1/11) (c)	Aa1/AA	88,587
	Finance Auth. Rev.,
	Adventist Health System, (Pre-refunded @ $101, 11/15/09)(c),
5,000	5.50%, 11/15/29	NR/NR	5,243,450
1,260	5.65%, 11/15/24	NR/NR	1,322,824
10,000	Univ. of Chicago, 5.50%, 7/1/37, Ser. B (l)	Aa1/AA	10,094,500
5,345	Regional Transportation Auth. Rev., 5.50%, 6/1/23, Ser. B (MBIA-FGIC)	Aa2/AA+	5,880,729
1,900	Springfield Power Rev., 5.00%, 3/1/36	Aa3/AA-	1,676,921
1,495	Univ. Rev., 5.25%, 4/1/32, (FGIC)	Aa3/AA-	1,495,493

			35,906,780

	Iowa—1.6%
4,890	Finance Auth. Rev., Deerfield Retirement Community, Inc., 5.50%, 11/15/37	NR/NR	2,712,434

PIMCO Municipal Income Fund Schedule of Investments
January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Iowa (continued)
	Edgewater LLC,
$3,500	6.75%, 11/15/37	NR/NR	$2,496,970
1,500	6.75%, 11/15/42	NR/NR	1,053,450
2,000	Wedum Walnut Ridge LLC, 5.625%, 12/1/45, Ser. A	NR/NR	1,124,500

			7,387,354

	Kansas—4.5%
1,000	Lenexa, City Center East, Tax Allocation, 6.00%, 4/1/27	NR/NR	697,750
650	Manhattan Rev., Meadowlark Hills Retirement, 5.125%, 5/15/42, Ser. B	NR/NR	370,630
	Wichita Hospital Rev.,
5,000	5.625%, 11/15/31, Ser. III	NR/A+	4,560,500
14,370	6.25%, 11/15/24, Ser. XI	NR/A+	14,547,038

			20,175,918

	Kentucky—0.2%
810	Economic Dev. Finance Auth. Rev., St. Luke’s Hospital, 6.00%, 10/1/19, Ser. B	A3/A	809,960

	Louisiana—4.8%
4,300	Local Gov’t Environmental Facs. & Community Dev. Auth. Rev., 6.55%, 9/1/25 (ACA)	NR/NR	3,473,540
27,895	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. B	Baa3/BBB	17,967,169

			21,440,709

	Massachusetts—0.4%
550	Dev. Finance Agcy. Rev., Linden Ponds, 5.75%, 11/15/35, Ser. A	NR/NR	304,029
1,500	State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A	A1/A+	1,456,845

			1,760,874

	Michigan—2.3%
1,000	Detroit, GO, 5.375%, 4/1/17, Ser. A-1 (MBIA)	Baa1/AA	1,004,710
4,550	Garden City Hospital Finance Auth. Rev., 5.00%, 8/15/38, Ser. A	NR/NR	2,482,298
	Royal Oak Hospital Finance Auth. Rev.,
50	William Beaumont Hospital, 5.25%, 11/15/35, Ser. M (MBIA)	A1/AA	37,416
1,500	8.25%, 9/1/39	A1/A	1,523,040
4,000	State Hospital Finance Auth. Rev., Detroit Medical Center, 6.25%, 8/15/13	Ba3/BB-	3,726,680
2,000	Strategic Fund Ltd. Obligation Rev., Detroit Edison Pollution Control Co., 5.45%, 9/1/29	A3/A-	1,703,140

			10,477,284

	Minnesota—0.1%
95	Agricultural & Economic Dev. Board Rev., Health Care System, 6.375%, 11/15/29	A2/A	94,179
500	Washington Cnty. Housing & Redev. Auth. Rev., Birchwood & Woodbury, 5.625%, 6/1/37, Ser. A	NR/NR	322,585

			416,764

	Missouri—0.1%
1,000	Joplin Industrial Dev. Auth. Rev., Christian Homes, Inc., 5.75%, 5/15/26, Ser. F	NR/NR	673,730

	Nevada—3.5%
5,000	Clark Cnty., GO, 4.75%, 6/1/30, (FSA)	Aa1/AAA	4,188,200
12,185	Washoe Cnty., GO, 5.00%, 1/1/35, (MBIA)	Aa2/NR	11,623,028

			15,811,228

PIMCO Municipal Income Fund Schedule of Investments
January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	New Hampshire—0.7%
$3,000	Business Finance Auth. Pollution Control Rev., Conn. Light & Power Co., 5.85%, 12/1/22	Baa1/BBB-	$2,930,310

	New Jersey—4.6%
2,000	Economic Dev. Auth. Rev., 5.50%, 12/15/34, Ser. Z	Aa2/AAA	2,005,900
16,550	Kapkowski Road Landfill, Special Assessment, 5.75%, 4/1/31	Baa3/NR	12,822,940
1,000	Health Care Facs. Financing Auth. Rev., Trinitas Hospital, 5.25%, 7/1/30, Ser. A	Baa3/BBB-	689,340
9,100	Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41, Ser. 1A	Baa3/BBB	4,877,873

			20,396,053

	New Mexico—0.5%
2,500	Farmington Pollution Control Rev., 5.80%, 4/1/22	Baa3/BB+	2,057,100

	New York—5.5%
	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters,
5,000	5.25%, 10/1/35	A1/A	4,019,250
3,000	5.50%, 10/1/37	A1/AA-	2,460,540
4,200	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	NR/NR	3,082,464
	New York City Municipal Water Finance Auth. Rev. (l),
13,000	5.00%, 6/15/26, Ser. 3245	Aa2/AAA	13,068,250
670	5.00%, 6/15/37, Ser. 3240	Aa2/AAA	644,044
1,625	Westchester Cnty. Healthcare Corp. Rev., 5.875%, 11/1/25, Ser. A	Baa3/BBB-	1,319,484

			24,594,032

	North Carolina—0.3%
570	Capital Facs. Finance Agcy. Rev., Duke Univ., 5.125%, 10/1/41, Ser. A	Aa1/AA+	570,593
1,500	Medical Care Commission Rev., Village at Brookwood, 5.25%, 1/1/32	NR/NR	862,695

			1,433,288

	Ohio—2.6%
11,000	Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/47, Ser. A-2	Baa3/BBB	6,309,600
	Lorain Cnty. Hospital Rev., Catholic Healthcare,
2,500	5.625%, 10/1/17	A1/AA-	2,584,150
2,565	5.75%, 10/1/18	A1/AA-	2,663,188

			11,556,938

	Pennsylvania—4.4%
1,000	Allegheny Cnty. Industrial Dev. Auth. Rev., 5.60%, 9/1/30	Baa1/BBB+	681,510
2,000	Harrisburg Auth. Rev., 6.00%, 9/1/36	NR/NR	1,513,080
6,200	Higher Educational Facs. Auth. Rev., 6.00%, 1/15/31, Ser. A	Aa3/AA-	6,162,366
	Lancaster Cnty. Hospital Auth. Rev., Brethren Village, Ser. A,
750	6.25%, 7/1/26	NR/NR	592,868
85	6.375%, 7/1/30	NR/NR	65,341
4,700	Philadelphia Hospitals & Higher Education Facs. Auth. Rev., Temple Univ. Hospital, 6.625%, 11/15/23, Ser. A	Baa3/BBB	3,989,830
7,000	Philadelphia, GO, 5.25%, 12/15/32, Ser. A (FSA)	Aa3/AAA	6,732,530

			19,737,525

PIMCO Municipal Income Fund Schedule of Investments
January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Puerto Rico—0.5%
$135	Commonwealth of Puerto Rico, GO, 5.00%, 7/1/35	Baa3/BBB-	$104,823
	Sales Tax Financing Corp. Rev., Ser. A,
32,550	zero coupon, 8/1/54 (AMBAC)	A1/A+	1,204,350
29,200	zero coupon, 8/1/56	A1/A+	852,932

			2,162,105

	Rhode Island—3.6%
23,800	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. A	Baa3/BBB	15,918,392

	South Carolina—1.3%
	Greenwood Cnty. Hospital Rev., Self Memorial Hospital,
3,500	5.50%, 10/1/21	A2/A	3,474,520
2,000	5.50%, 10/1/26	A2/A	1,868,060
450	Jobs Economic Dev. Auth. Rev., Lutheran Homes, 5.50%, 5/1/28	NR/NR	295,398

			5,637,978

	Tennessee—2.4%
940	Memphis Health Educational & Housing Fac. Rev.,
	Wesley Housing Corp., 6.95%, 1/1/20 (a)(b)(f)	NR/NR	470,000
	State Energy Acquisition Corp. Rev.,
370	5.00%, 2/1/21, Ser. C	Baa1/AA-	274,629
6,460	5.25%, 9/1/17, Ser. A	A1/A	5,427,498
600	5.25%, 9/1/21, Ser. A	Baa1/A	464,544
300	5.25%, 9/1/22, Ser. A	Baa1/A	228,804
5,000	5.25%, 9/1/24, Ser. A	A1/A	3,710,250

			10,575,725

	Texas—7.2%
10,000	Coppell Independent School Dist., GO, zero coupon, 8/15/29 (PSF-GTD)	Aaa/AAA	3,302,400
20	Duncanville Independent School Dist., GO,
	5.25%, 2/15/32, Ser. B (PSF-GTD)	Aaa/AAA	20,178
285	Mansfield Independent School Dist., GO, 5.25%, 2/15/23 (PSF-GTD)	Aaa/AAA	292,718
	Municipal Gas Acquisition & Supply Corp. I Rev.,
150	5.25%, 12/15/25, Ser. A	Aa3/A+	111,997
6,500	6.25%, 12/15/26, Ser. D	A2/A	5,363,345
	North Harris Cnty. Regional Water Auth. Rev.,
4,200	5.25%, 12/15/33	A3/A+	3,851,064
4,200	5.50%, 12/15/38	A3/A+	3,926,076
	North Texas Tollway Auth. Rev.,
6,050	5.625%, 1/1/33, Ser. A	A2/A-	5,668,850
600	5.75%, 1/1/33, Ser. F	A3/BBB+	532,572
6,500	State Municipal Gas Acquisition & Supply Corp. I Rev.,
	5.25%, 12/15/23, Ser. A	A2/A	4,997,915
400	State Public Finance Auth. Rev., 5.875%, 12/1/36, Ser. A	Baa3/BBB-	271,860
4,000	Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev.,
	Baylor Health Care Systems, 6.25%, 11/15/29 (e)	Aa2/AA-	4,066,840

			32,405,815

	Utah—1.6%
7,000	Salt Lake Cnty. Hospital Rev.,
	IHC Health Services, 5.125%, 2/15/33 (AMBAC)	Baa1/AA+	7,178,360

PIMCO Municipal Income Fund Schedule of Investments
January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Virginia—0.3%
$2,000	Peninsula Town Center Community Dev. Auth. Rev., 6.45%, 9/1/37	NR/NR	$1,319,000

	Washington—0.9%
	Health Care Facs. Auth. Rev.,
250	Seattle Cancer Care Alliance, 7.375%, 3/1/38 (e)	A3/NR	248,422
2,000	Virginia Mason Medical Center, 6.125%, 8/15/37, Ser. A	Baa2/BBB	1,461,720
	State Housing Finance Commission Rev., Skyline at First Hill, Ser. A,
275	5.25%, 1/1/17	NR/NR	210,873
3,600	5.625%, 1/1/38	NR/NR	2,078,028

			3,999,043

	Wisconsin—2.5%
9,785	Badger Tobacco Asset Securitization Corp. Rev., 6.00%, 6/1/17	Baa3/BBB	9,299,762
2,230	Health & Educational Facs. Auth. Rev.,
	Kenosha Hospital & Medical Center, 5.625%, 5/15/29	NR/A	1,962,333

			11,262,095

	Total Municipal Bonds & Notes (cost—$446,057,282)		399,591,019

CORPORATE BONDS & NOTES (k)—2.3%
10,000	American General Finance Corp., 4.625%, 9/1/10	Baa1/BBB	5,940,300
4,500	CIT Group, Inc., 5.80%, 7/28/11	Baa2/BBB+	3,759,471
600	International Lease Finance Corp., 2.373%, 5/24/10, FRN	Baa1/BBB+	497,537

	Total Corporate Bonds & Notes (cost—$9,998,915)		10,197,308

VARIABLE RATE NOTES (a)(d)(g)(h)—1.6%
	Illinois—1.6%
7,252	Cook Cnty., GO, 8.27%, 11/15/28, Ser. 458 (FGIC) (cost—$6,906,226)	Aa2/NR	7,244,522

SHORT-TERM INVESTMENTS—6.8%
Variable Rate Demand Notes (h)(i)—3.9%
	South Carolina—0.8%
3,500	Educational Facs. Auth. Rev., Furman Univ., 0.67%, 2/2/09, Ser. B	VMIG1/NR	3,500,000

	Utah—3.1%
13,960	Intermountain Power Agcy. Rev., 0.80%, 2/2/09, Ser. F	VMIG1/NR	13,960,000

	Total Variable Rate Demand Notes (cost—$17,460,000)		17,460,000

Corporate Bonds & Notes (k)—1.8%
	American General Finance Corp.,
1,600	1.785%, 10/2/09	Baa1/BBB	1,262,547
1,100	4.625%, 5/15/09	Baa1/BBB	1,004,615
4,400	CIT Group, Inc., 4.125%, 11/3/09	Baa1/BBB+	4,138,539
	International Lease Finance Corp.,
500	1.494%, 1/15/10, FRN	Baa1/BBB+	441,719
1,500	4.75%, 7/1/09	Baa1/BBB+	1,444,714

	Total Corporate Bonds & Notes (cost—$8,083,557)		8,292,134

U.S. Treasury Bills (j)—1.1%
4,720	0.01%-0.98%, 2/19/09-6/11/09 (cost—$4,719,227)		4,719,227

	Total Short-Term Investments (cost—$30,262,784)		30,471,361

	Total Investments (cost-$493,225,207)—100.0%		$447,504,210

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $7,714,522, representing 1.72% of total investments.

(b)	Illiquid security.

(c)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(d)	144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When issued or delayed-delivery security. To be delivered after January 31, 2009.

(f)	Security in default.

(g)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on January 31, 2009.

(h)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2009.

(i)	Maturity date shown is date of next put.

(j)	All or partial amount segregated as collateral for swaps.

(k)	All or partial amount segregated as collateral for reverse repurchase agreements.

(l)	Residual Interest Bonds held in trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
Glossary:
ACA—insured by American Capital Access Holding Ltd.
AMBAC—insured by American Municipal Bond Assurance Corp.
FGIC—insured by Financial Guaranty Insurance Co.
FHA—insured by Federal Housing Administration
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on January 31, 2009.
FSA—insured by Financial Security Assurance, Inc.
GO—General Obligation Bond
GTD—Guaranteed
MBIA—insured by Municipal Bond Investors Assurance
NR—Not Rated
PSF—Public School Fund

Other Investments:
(1)	Transactions in options written for the nine months ended January 31, 2009:

	Contracts	Premiums

Options outstanding, April 30, 2008	276	$225,464
Options expired	(276)	(225,464)

Options outstanding, January 31, 2009	—	$—

(2)	Interest rate swap agreements outstanding at January 31, 2009:

			Rate Type			Upfront	Unrealized
	Notional Amount	Termination	Payments Made	Payments Received	Market	Premiums	Appreciation
Swap Counterparty	(000)	Date	by Fund	by Fund	Value	Received	(Depreciation)

Royal Bank of Scotland	$16,400	12/17/23	5.00%	3-Month USD-LIBOR	$(3,233,875)	$(1,016,800)	$(2,278,515)
Royal Bank of Scotland	11,300	6/17/24	4.00%	3-Month USD-LIBOR	(775,772)	(1,366,735)	590,963

					$(4,009,647)	$(2,383,535)	$(1,687,552)

LIBOR — London Inter-bank Offered Rate
(3)	Open reverse repurchase agreements at January 31, 2009:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Par

Barclays Bank	0.90%	1/23/09	2/26/09	$12,951,029	$12,941,000
	0.90%	1/28/09	3/2/09	2,250,799	2,249,000
Credit Suisse First Boston	1.125%	1/6/09	2/6/09	747,701	747,000

					$15,937,000

Collateral for open reverse repurchase agreements at January 31, 2009, as reflected in the Schedule of Investments:

					Market
Counterparty	Description	Rate	Maturity Date	Par	Value

Barclays Bank	American General Finance Corp.	1.785%	10/2/09	$1,600,000	$1,262,547
	American General Finance Corp.	4.625%	5/15/09	1,100,000	1,004,615
	American General Finance Corp.	4.625%	9/1/10	10,000,000	5,940,300
	CIT Group, Inc.	4.125%	11/3/09	4,400,000	4,138,539
	CIT Group, Inc.	5.80%	7/28/11	4,500,000	3,759,471
	International Lease Finance Corp.	4.75%	7/1/09	1,500,000	1,444,714
Credit Suisse First Boston	International Lease Finance Corp.	1.494%	1/15/10	500,000	441,719
	International Lease Finance Corp.	2.373%	5/24/10	600,000	497,537

					$18,489,442

The Fund received $168,278 in U.S. government agency securities as collateral for reverse repurchase agreements.

Fair Value Measurements—Effective May 1, 2008, the Fund adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access.

•	Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges.

•	Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The valuation techniques used by the Fund to measure fair value during the nine months ended January 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used at January 31, 2009 in valuing the Fund’s investments carried at value:

		Other
	Investments in	Financial
Valuation Inputs	Securities	Instruments

Level 1 — Quoted Prices	$—	$—
Level 2 — Other Significant Observable Inputs	447,504,210	(1,687,552)
Level 3 — Significant Unobservable Inputs	—	—

Total	$447,504,210	$(1,687,552)

Item 2. Controls and Procedures
(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits
     (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Income Fund

By	/s/ Brian S. Shlissel President & Chief Executive Officer
Date: March 26, 2009

By	/s/ Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer
Date: March 26, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel President & Chief Executive Officer
Date: March 26, 2009

By	/s/ Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer
Date: March 26, 2009